Note 10 - Retirement Plans	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Retirement Benefits [Text Block]

10. Retirement Plans

The Company has a noncontributory defined benefit pension plan (the “Plan”) covering most employees who meet certain age-entry requirements and work a stated minimum number of hours per year. The Plan was amended to freeze accruals to new hires and rehires effective January 1, 2020. Annual contributions made to the Plan are sufficient to satisfy legal funding requirements.

The following tables provide a reconciliation of the changes in the Plan’s benefit obligation and fair value of plan assets over the two-year period ended March 31, 2022 and a statement of the funded status as of March 31, 2022 and 2021 (in thousands):

	Fiscal Year:
	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	$286,063	$278,227
Service cost	8,483	9,326
Interest cost	7,721	9,266
Actuarial (gain) loss	(972)	17,712
Benefit payments and expenses	(26,294)	(28,468)
Benefit obligation at end of year	$275,001	$286,063

Change in plan assets
Fair value of plan assets at beginning of year	$348,914	$202,485
Actual return on plan assets	6,666	103,166
Employer contributions	-	73,000
Benefit payments and expenses	(27,713)	(29,737)
Fair value of plan assets at end of year	$327,867	$348,914

Funded status	$52,866	$62,851

The funded status decreased by $10.0 million during fiscal year 2022 reflecting the actual fair value of plan assets and the projected benefit obligation as of March 31, 2022. This funded status decrease was primarily driven by an increase in the plan’s projected benefit obligation due to service cost and interest cost exceeding the actual return on plan assets, partially offset by an actuarial gain on the projected benefit obligation described below.

During fiscal year 2022, the actuarial gain in the pension plan’s projected benefit obligation was primarily driven by an increase in discount rates. The gain was partially offset by actuarial losses due to a combination of data revisions resulting in the demographic losses, a change in near-term assumed salary increases, and an update to the most recently released mortality projection scale by the Society of Actuaries (SOA). During fiscal year 2021, the actuarial loss in the pension plan’s projected benefit obligation was primarily driven by data revisions resulting in demographic losses as well as a decline in discount rates. Additionally, the SOA released an updated mortality projection scale for fiscal year 2021 which partially offset the actuarial loss. Plan assets decreased from $348.9 million as of March 31, 2021 to $327.9 million as of March 31, 2022 primarily due to normal payments of benefits, payments for an annuity lift-out during fiscal year 2022, and expenses, partially offset by an increase in the fair value of plan assets.

The following table provides the components of the Plan’s accumulated other comprehensive loss, pre-tax (in thousands):

	Fiscal Year:
	2022	2021
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(167)	$(258)
Net loss	(36,136)	(26,265)
Accumulated other comprehensive pre-tax loss	$(36,303)	$(26,523)

The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2022 and 2021 (in thousands):

	Fiscal Year:
	2022	2021
Service cost including administration	$9,508	$10,627
Interest cost	7,721	9,266
Expected return on plan assets	(17,114)	(15,804)
Amortization of net loss	-	9,919
Prior service cost	91	91
Net periodic benefit cost	$206	$14,099

The Company utilizes a full yield curve approach in the estimation of net periodic benefit cost components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to their underlying projected cash flows.

Prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

The assumptions used to measure the Company’s benefit obligation and pension expense are shown in the following table:

	Fiscal Year:
	2022	2021
Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	3.81%	3.43%
Rate of compensation increase	3.00%	3.00%
Mortality table	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2021	Pri-2012 Blue Collar Generational Table Improvement Scale MP-2020

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	3.43%	3.69%
Discount rate - interest cost	2.68%	3.30%
Discount rate - service cost	3.75%	3.87%
Expected return on plan assets	5.00%	7.25%
Rate of compensation increase	3.00%	3.00%

Plan Assets

Investment Policy and Strategy - During fiscal year 2022, the Company adjusted its investment policy with a shift towards more liability-driven investments to reduce the ongoing volatility of the Plan’s funded status. Prior to fiscal 2022, the Company had maintained an investment policy focused on investing in public company securities to achieve a long-term rate of return. The current target allocation is 28% to a diversified mix of return-seeking investments including equities and alternative investments and 72% to fixed income investments. Additionally, the Company has implemented a glide path approach that will adjust the asset allocation as the Plan’s funded status changes, with more assets being allocated to fixed income investments as the funded status improves to continue to reduce the Plan’s funded status volatility.

The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2023	2022	2021
Equity securities	19%	21%	48%
Debt securities	72%	61%	50%
Real estate	6%	7%	-
Cash	-	7%	2%
Other	3%	4%	-
Total	100%	100%	100%

The following table sets forth by level, within the fair value hierarchy (as defined in Note 1), plan assets at their fair values as of March 31, 2022 (in thousands):

	Level 1	Level 2	Level 3	`	Subtotal	Measured at NAV (1)	Total
Equity securities	$29,427	$-	$-		$29,427	$-	$29,427
Held in common/collective trusts
Equity securities	-	-	-		-	40,969	40,969
Real estate	-	-	-		-	23,200	23,200
Debt securities	-	-	-		-	200,224	200,225
Cash/short-term investments (2)	-	-	-		-	22,224	22,224
Other investments	-	-	-		-	11,822	11,822
Fair value of plan assets	$29,427	$-	$-		$29,427	$298,439	$327,867

(1)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our Obligations and Funded Status table.

(2)

The cash/short term investments consist of a money market fund that holds individual, high quality, short duration fixed income investments, however the fund does not trade on public markets. The Company elected to consistently apply the practical expedient to all investments within common/collective trusts, and therefore, the fair value of this fund is measured at net asset value per share.

As of March 31, 2021, all plan assets were valued at fair market value as a level 1 investment due to their public active market.

Expected Return on Plan Assets

For fiscal year 2022, the expected long term rate of return on Plan assets was 5.00%. For fiscal year 2023, the Company will continue to use the expected long term rate of return on Plan assets of 5.00%. The Company expected 5.00% to fall within the 35 to 65 percentile range of returns on investment portfolios with asset diversification similar to that of the Plan's target asset allocation for both fiscal years 2022 and 2023.

Cash Flows

Expected contributions for fiscal year ending March 31, 2023 (in thousands):

Expected Employer Contributions	$-
Expected Employee Contributions	$-

Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2023			$10,101
2024			10,773
2025			11,550
2026			12,349
2027			13,116
2028	-	2032	75,037

401(k) Plans

The Company also has employees’ savings 401(k) plans covering all employees who meet certain age-entry requirements and work a stated minimum number of hours per year. Participants may make contributions up to the legal limit. The Company’s matching contributions are discretionary. Costs charged to operations for the Company’s matching contributions amounted to $1.1 million and $1.6 million in fiscal years 2022 and 2021, respectively. In fiscal years 2022 and 2021, the matching contribution was entirely treasury stock. This stock portion of the matching contribution is valued at current market value while the treasury stock is valued at cost.

Unfunded Deferred Compensation Plan

The Company sponsors an unfunded nonqualified deferred compensation plan to permit certain eligible employees to defer receipt of a portion of their compensation to a future date. This plan was designed to compensate the plan participants for any loss of company contributions under the 401(k) plans. The total cost for this plan was not significant in fiscal years 2022 or 2021.